FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Jun. 30, 2017
Fair Value Disclosures [Abstract]
Schedule of fair values determined by Level 3 inputs are unobservable data

Fair values determined by Level 3 inputs are unobservable data points for the financial instrument, and included situations where there is little, if any, market activity for the instrument:

	As of June 30, 2017
	Total	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	$238	$238	$—	$—
Restricted cash	$265	265	—	—
Available for sale securities	23	23	—	—
Total	$526	$526	$—	$—
Liabilities:
Convertible debt	$3,465	$—	$—	$3,465
Derivative liability, convertible debt	82	—	—	82
	$3,547	$—	$—	$3,547

	As of June 30, 2016
	Total	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	$4,412	$4,412	$—	$—
Available for sale securities	32	32	—	—
Total	$4,444	$4,444	$—	$—
Liabilities:
Convertible debt	$5,991	$—	$—	$5,991
Derivative liability, convertible debt	330	—	—	330
	$6,321	$—	$—	$6,321

Schedule of derivative liability

The derivative liability was valued using a Black-Scholes pricing model with the following inputs:

	2017	2016
Risk-free interest rate	1.25%	1.25%
Expected dividend yield	0%	0%
Expected stock price volatility	51.14%	88.63%
Expected option life in years	1.25	2.25

Schedule of reconciliation of changes in the fair value

The following table sets forth a reconciliation of changes in the fair value of the Company’s convertible debt components classified as Level 3 in the fair value hierarchy:

	As of June 30,
	2017	2016
Beginning balance	$6,321	$—
Convertible securities closings	1,000	4,860
Conversions to equity	(4,103)	(638)
Realized and unrealized losses	329	2,099
Ending balance	$3,547	$6,321